Information on how numbers were calculated (Details 5)	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Loss before taxes	€ (53,254,817)		€ (29,814,634)		€ (24,237,748)
Germany
Statement Line Items [Line Items]
Loss before taxes	€ (53,254,817)		€ (29,814,634)		€ (24,237,748)
Tax rate	29.70%	29.70%	29.20%	29.20%	31.20%	31.20%
Tax benefits at tax rate	€ 15,815,083		€ 8,715,116		€ 7,559,754
Tax losses for which no deferred income tax asset was recognized	(15,815,083)		(8,715,116)		(7,559,754)
Income taxes	€ 0		€ 0		€ 0
U.S. (in USD)
Statement Line Items [Line Items]
Loss before taxes | $		$ (2,177,602)		$ (1,891,058)		$ 0
Tax rate	27.00%	27.00%	27.00%	27.00%	0.00%	0.00%
Tax benefits at tax rate | $		$ 587,953		$ 510,586		$ 0
Tax losses for which no deferred income tax asset was recognized | $		(587,953)		(510,586)		0
Income taxes | $		$ 0		$ 0		$ 0